Summary of Significant Accounting Policies - Summary of Effects of ASC 606 (Detail) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Disaggregation of Revenue [Line Items]
Refund liabilities		$ 2,093
Allowance for sales returns and discounts			$ 1,432	[1]	$ 1,624	$ 1,555
Total effect on assets and liabilities		2,093
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Accounting Standards Update 2014-09 [Member]
Disaggregation of Revenue [Line Items]
Allowance for sales returns and discounts	[2]		2,093
Total effect on assets and liabilities			$ 2,093
Difference between Revenue Guidance in Effect before and after Topic 606 [Member] | Accounting Standards Update 2014-09 [Member]
Disaggregation of Revenue [Line Items]
Refund liabilities		2,093
Allowance for sales returns and discounts	[2]	$ (2,093)

[1]	As of January 1, 2018, the Company has adopted the new revenue recognition standard (ASC 606). Allowance for sales returns and discounts for the year ended December 31, 2018 has been adjusted to reflect these changes in accounting policies, see Note 2 summary of significant accounting policies.
[2]	Prior to the application of ASC 606, the Company recognized the estimation of sales returns and allowance as a credit to accounts receivables. Under ASC 606, the Company recognizes such estimation as refund liability.